Inventories (Tables)	12 Months Ended
Dec. 28, 2019
Inventory Disclosure [Abstract]
Inventories	Inventories consisted of the following (in millions):

	December 28, 2019	December 29, 2018
Packaging and ingredients	$511	$510
Work in process	364	343
Finished product	1,846	1,814
Inventories	$2,721	$2,667